Notes Payable Government Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable Government Loans [Abstract]
Schedule of maturities of long-term debt	The future maturities of the notes payable – Government loans are as follows: As of September 30,

2022 (remaining)	$—
2023	1
2024	1
2025	1
2026	1
2027	1
Thereafter	58

$63

The future maturities of the notes payable — Government loans are as follows (in thousands):

Years ending December 31,
2022	$—
2023	1
2024	1
2025	1
2026	1
Thereafter	59

$63